Leases (Details) - Schedule of Supplemental Cash Flow Information Related to the Operating Leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Leases [Abstract]
Operating cash flows for operating leases	¥ 167,987	¥ 182,205